Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 15, 2011
Document And Entity Information
Entity Registrant Name	ecoTECH Energy Group Inc.
Entity Central Index Key	0001381341
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		196,814,495
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 7,879	$ 12,262
Due from related parties	3,123	7,311
Prepaid expenses	7,474	3,055
Total Current Assets	18,476	22,628
Deposits	23,032	60,033
Property, plant and equipment, net (Note 4)	399,781	180,039
TOTAL ASSETS	441,289	262,700
Accounts payable	631,780	503,883
Accounts payable – related parties	111,604	110,542
Accrued liabilities (Notes 5 and 9)	2,094,251	1,596,213
Note payable to related parties (Note 6)	118,912	85,193
Total Current Liabilities	2,956,547	2,295,831
Notes payable (Note 4)	204,760
TOTAL LIABILITIES	3,161,307	2,295,831
STOCKHOLDERS’ DEFICIT
Common stock, $0.001 par value 675,000,000 shares authorized; 196,809,384, and 195,233,427 common shares issued at June 30, 2011 and December 31, 2010, respectively.	196,809	195,233
Additional paid-in capital	30,099,469	29,392,934
Accumulated other comprehensive income	2,499	2,499
Cumulative foreign currency translation adjustment (Note 9)	(167,954)	(125,745)
Deficit accumulated during the development stage	(32,850,841)	(31,498,052)
Total Stockholders’ Deficit	(2,720,018)	(2,033,131)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 441,289	$ 262,700

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock par value	$ 0.001	$ 0.001
Common Stock Common stock, shares authorized	675,000,000	675,000,000
Common stock, common shares issued	196,809,384	195,233,427

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		43 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
General and administration	898,769	256,647	1,327,354	15,372,879	29,370,084
Research and development	4,927		17,443		420,956
Total operating expenses	903,696	256,647	1,344,797	15,372,879	29,791,040
Operating Loss	(903,696)	(256,647)	(1,344,797)	(15,372,879)	(29,791,040)
Loss on disposal of fixed assets					5,704
Interest expense	13,299	11,032	22,730	19,014	2,254,161
Extinguishment of convertible debt					700,535
Other income	(5)		(5)		(83,222)
Net loss before income tax benefit	(916,990)	(267,679)	(916,990)	(15,391,893)	(916,990)
Income tax benefit	(3,151)	(122)	(14,733)	(17,411)	(52,805)
Net Loss	(913,839)	(267,557)	(1,352,789)	(15,374,482)	(32,615,413)
Changes in cumulative foreign currency translation adjustment	(14,377)	(42,973)	42,209	(5,835)	167,954
Comprehensive Loss	$ 899,462	$ 224,584	$ 1,394,998	$ 15,368,647	$ 32,783,367
Basic and diluted loss per common share	$ 0	$ 0	$ 0.01	$ 0.16
Weighted Average Number of Shares Outstanding	196,282,418	103,066,253	195,791,761	98,719,282

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		43 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	$ 1,352,789	$ (15,374,482)	$ (32,615,413)
Depreciation	33,713	28,326	180,858
Stock-based compensation	585,000	14,929,920	25,406,952
Accretion of beneficial conversion features			541,131
Loss on extinguishment of convertible debt			700,535
Financing costs			1,389,908
Income tax benefit on flow-through shares	(14,733)		(14,733)
Changes in operating assets and liabilities		(9,493)	(9,455)
Deposits	38,320	(15,852)	(18,649)
Accounts payable	150,468	75,604	979,105
Accrued liabilities	472,696	173,088	1,654,537
Net Cash Used in Operating Activities	(87,325)	(192,889)	(1,805,224)
Cash received in reverse acquisition			8,510
Purchase of property, plant and equipment	(51,415)		(391,390)
Net Cash Used in Investing Activities	(51,415)		(382,880)
Proceeds from notes payable to related parties	49,246		202,196
Proceeds from sale of common stock	8,046	160,792	641,707
Proceeds from sale of flow-through shares	94,584		204,223
Proceeds from sale of convertible debentures			1,137,581
Loans from related parties		34,636	39,482
Payments on convertible debentures		(4,836)	(24,071)
Payments on notes payable to related parties	(17,438)		(27,121)
Net Cash Provided by Financing Activities	134,438	190,592	2,174,997
Foreign currency effect on cash	(81)	2,102	20,986
Net Increase (Decrease) in Cash and Cash Equivalents	(4,383)	(195)	7,879
Cash and Cash Equivalents, beginning balance	12,262	195
Cash and Cash Equivalents, ending balance	7,879		7,879
Interest	0	0	4,771
Income taxes	0	0	0
Fair value of beneficial conversion feature of convertible debentures	0	0	544,307
Conversion of debentures into common stock	0	0	1,116,391
Premium on flow-through shares			36,306
Shares issued to extinguish debt	0	0	99,138
Accounts payable settled through the issuance of stock	34,878		133,291
Note payable issued to acquire land	$ 204,760		$ 204,760

BUSINESS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
BUSINESS

1.     BUSINESS

We are a development-stage renewable energy company which plans to manufacture biomass-fuelled combined heat and power (CHP) stations that produce renewable and sustainable “green” energy products. Over the past 30 years, ecoTECH Energy Group, Inc. (“ecoTECH”) executives have developed and refined a “proprietary thermal gasification” technology to create clean-burning waste-to-energy cogeneration Power Stations. This combined heat and power (CHP) technology produces: (i) electricity, which can be channeled to utilities and end-users via the electrical infrastructure grid (the “Grid”); and (ii) heat which can be used to fuel a torrefied biomass briquette manufacturing facility, allowing for a “green-fuel” offering and related revenue stream. ecoTECH will specialize in the development and operation of CHP Power Stations and intends to build five CHP Power Stations in North American in the next five to seven years. In March 2011, the Company acquired land which it intends to utilize to build its first production plant if construction and equity capital is raised by management.

During April 2011, the Company established an operating division in Montana to engage in operations across the state to manufacture biomass energy and grow / distribute our horticulture products. We have hired three new members to ecoTECH’s management team to head-up the Montana division.

Also during April 2011, we entered into a Memorandum of Understanding (“MOU”) with Wayzata Investment Partners, LLC (“Wayzata”) to negotiate a purchase agreement with Thompson River Power, LLC (“TRP”) and its manager, Wayzata, for the acquisition of 100% of the equity interests in TRP. The Company has entered into a Due Diligence Phase related to this MOU, and hopes to solidify it into a binding agreement once completed.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING

2.     BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited interim consolidated financial statements of ecoTECH have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Form 10-K filed with the SEC. In the opinion of Management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to our consolidated financial statements which substantially duplicate the disclosures contained in our Annual Report on Form 10-K for the year ended December 31, 2010 have been omitted.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates are based on management's best knowledge of current events and actions the Company may undertake in the future. Actual results may ultimately differ from those estimates. The significant estimates made by management relate to the estimation of the value of the Company’s common stock. Changes in estimates are reported in earnings in the period in which they become known.

Property, Plant and Equipment

Land acquired by purchase is recorded at cost. The amount recorded includes the cost of the land, as well as any related acquisition costs.

Flow-Through Shares Financing

The Company has financed a portion of its development-stage activities through the issue of flow-through shares, which transfer the Canadian tax deductibility of exploration expenditure to the investor. Proceeds received from the issuance of such shares are allocated between the offering of shares and the sale of tax benefits. The allocation is made based on the difference between the price of the existing shares and the amount the investor pays for the shares. A liability is recognized for the difference. Resource expenditure deductions for income tax purposes related to exploration and development activities funded by flow-through share arrangements are renounced to investors in accordance with the income tax legislation in Canada. On such renunciation, a deferred tax liability is created and the liability recognized at issuance reversed. The Company recognized the benefit of tax losses (based on a combined Canadian federal and provincial rate of 13.5%) to offset the deferred tax liability resulting in an income tax recovery. During the three months ended June 30, 2011, the flow through shares sold generated a current income tax benefit of  $14,733, as reflected in the accompanying statements of operations and comprehensive loss.

GOING CONCERN	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
GOING CONCERN

3         GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which contemplates continuation of the Company as a going concern. The Company has incurred losses from Inception to June 30, 2011 of  $32,615,413 and used cash in operating activities of  $1,805,224. At June 30, 2011, the Company had limited available capital. These matters raise substantial doubt about the Company’s ability to continue as a going concern. In view of these matters, realization of certain of the assets in the accompanying balance sheets are dependent upon the Company's ability to meet its financing requirements, raise additional capital, and the succeed of its future operations. The Company requires additional capital of approximately  $600,000 to  $1,200,000 to continue its development activities and provide working capital for general corporate purposes for the next 12 months. In addition, the Company needs to obtain financing of approximately  $160,000,000 for the construction of the proposed 60 Megawatt plant. There is no assurance that our capital raising plans will be successful in obtaining sufficient funds to assure the eventual profitability of the Company. We believe that actions planned and presently being taken to revise the Company's operating and financial requirements provide the opportunity for the Company to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from these uncertainties.

PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
PROPERTY, PLANT AND EQUIPMENT

4         PROPERTY, PLANT AND EQUIPMENT

Acquisition of Land

On March 16, 2011 our wholly owned subsidiary, ecoTECH Energy Group (Canada) Inc., completed its acquisition of a parcel of land located in McBride, British Columbia. We purchased the property from Tralee Investments Ltd for an aggregate purchase price of  $257,075, of which  $51,415 was paid in cash and the remaining is subject to a mortgage from the seller, which is included in notes payable on the accompanying balance sheet. There is no material relationship (other than in respect of the transaction) between us, our subsidiary purchaser and seller or any of our affiliates, or any of our directors, officers or any associate of any of our officers and directors.

The mortgage is for 200,000 Canadian dollars, which translates to  $204,760 as of June 30, 2011. The mortgage accrues simple interest at 8% annually, calculated monthly, but not in advance, over a two year term expiring March 15, 2013 and is secured by the land. Interest only payments of  $1,587 are due monthly, with a balloon payment at expiration. As of June 30, 2011, accrued interest of approximately  $4,911 has been recorded in relationship to this note.

Property, plant and equipment consist of the following:

	June 30, 2011	December 31, 2010

Land	$257,075	$—
Computer hardware	110,458	110,458
Computer software	23,904	23,904
Furniture and fixtures	20,043	20,043
Equipment	33,463	33,463
Leasehold improvements	139,600	139,600
Website	14,463	14,463
Less accumulated depreciation	(199,225)	(161,892)

Total property, plant and equipment, net	$399,781	$180,039

Depreciation expense for the three and six-months ended June 30, 2011 and 2010 and for the period from Inception to June 30, 2011 was  $17,017,  $17.334  $33,713,  $28,326, and  $180,858, respectively.

ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
ACCRUED LIABILITIES

5         ACCRUED LIABILITIES

Accrued liabilities by major classification are as follows:

	June 30, 2011	December 31, 2010

Accrued interest	$24,161	$18,832
Accrued wages and payroll taxes	1,758,490	1,302,381
Accrued consulting fees	311,600	275,000

Total accrued liabilities	$2,094,251	$1,596,213

Accrued liabilities balances reflected above include interest accrued on note payable and convertible debenture balances outstanding, accrued payroll and related payroll taxes, accrued fees due to an external consulting firm, and the flow-through share premium liability which represents a premium payment paid by investors for shares of common stock purchased under a tax-advantage program. The Company must record this premium until they comply with the provisions of the Canada Revenue Agency (“CRA”) program by submitting an annual form containing eligible expenses submitted for tax exemption, thus renouncing the tax benefit.

NOTES PAYABLE TO RELATED PARTIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTES PAYABLE TO RELATED PARTIES

6         NOTES PAYABLE TO RELATED PARTIES

On February 5, 2009, the Company borrowed  $99,137 from a shareholder for operating capital, and agreed to repay the principal plus 10% annual interest in 90 days. On September 8, 2009, the note was amended to pay interest at 20% interest per annum and matured in 90 days. Upon default, the note continues to earn 20% per annum. On November 1, 2010, the note holder converted the principal balance into 312,500 shares of private company common stock (pre-acquisition). The Company has paid  $9,707 of the  $27,959 interest accrued on the note. Accrued interest of  $19,251 remains to be paid as of June 30, 2011.

The Company borrowed from a shareholder for operating capital. This loan is non-interest bearing and does not have a specific maturity date. Management did not impute interest as such amount was not deemed significant.

See Note 9 for additional related party transactions.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

7         COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases office space in Langley, British Columbia, Canada. The office lease became effective on April 1, 2008 and is for a term of five years. Basic rent for the first three years is  $4,794. Basic rent for the last two years increases approximately 7% to  $5,113 per month. In addition to basic rent and applicable taxes, the Company will also be responsible for varying operating expenses (HVAC, assessments, utilities and service charges, licenses and permits) as they arise.

The Company leases an automobile, under a four-year term agreement, for use by one of its directors, with current lease payments of  $1,239 per month.

Actual office rent expense, including all applicable taxes and operating costs, for the three and six-months ended June 30, 2011 and 2010 and the period from Inception to June 30, 2011 were  $24,802,  $14,463,  $48,147,  $44,092, and  $300,140, respectively.

Litigation

The Company is involved in claims and litigation from time to time in the normal course of business. Management of the Company believe there are no matters pending that are expected to have a material adverse effect on the business of the Company, their financial condition, results of operations or cash flows.

STOCKHOLDERS' DEFICIT	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
STOCKHOLDERS' DEFICIT

8         STOCKHOLDERS’ DEFICIT

Issuance of Stock

On January 4, 2011, the Company satisfied a  $5,037 accounts payable balance by issuing 18,518 shares of common stock of ecoTECH Energy Group, Inc. to a utility company, based on a stock price of approximately  $0.27 per share. These shares contain an 18 month restriction from the date of issuance.

During February 2011, the Company raised  $8,046 through the sale of 29,366 shares common stock via subscription agreements sold to three investors, based on a stock prices between  $0.25 and  $0.31 per share.

During February 2011, the Company established a private equity offering to Canadian investors to raise operating capital. The offering was for “CRCE Flow-Through Shares” of common stock, whereas CRCE is defined under section 1219 of the Income Tax Regulations as “Canadian Renewable and Conservation Expense” for the purposes of subsection 66.1(6) of the Canadian Income Tax Act..CRCE is included in calculating Canadian Exploration Expense and is eligible to be renounced under a flow-through share agreement. Investment in these shares allows for specific income tax benefits for Canadian individual filers, in which specific expenses incurred by the Company is passed through to these investors to recognize (pro-rated) on their individual Canadian income tax returns.

During March 2011, the Company raised  $86,926 through the sale of 169,208 shares common stock via subscription agreements sold, under guidelines of the Canadian Renewable Conservation Expense program   (“CRCE”) to six investors, based on a stock price of approximately  $0.51 per share, for which  $13,093 in commissions were paid relative to the sale of this stock. In accordance with the sale of CRCE “flow through shares”, the Company recognized an income tax credit of  $11,582 at March 31, 2011, on the accompanying statement of operations contained herein.

During April and May 2011, the Company raised  $22,839 though the sale of 44,000 shares of common stock via subscription agreements sold under the guidelines of the CRCE program to six investors, based on a stock price of approximately  $0.52 per share, for which  $2,088 in commissions were paid relative to the sale of this stock. In accordance with the sale of CRCE “flow through shares”, the Company recognized an income tax credit of  $2,970 at June 30, 2011, on the accompanying statement of operations and comprehensive loss contained herein.

On May 1, 2011 the Company issued 750,000 shares to a director of the Company for prior services rendered.  These shares were valued based on the stock price of  $0.40 per share and charged to operations.  In addition, on May 10, 2011 in connection with an employment arrangement, the board of directors approved the issuance of 2,000,000 shares of the Company’s common stock over a period of 18 months to its Chief Financial Officer.  In connection therewith, Company issued 500,000 fully-vested shares of common stock to the officer based on a stock price of  $0.45 per share, the estimated grant-date fair value on May 10, 2011.  The remaining 1,500,000 shares, valued at the grant-date fair value of  $675,000, cliff vest evenly on November 10, 2011, May 10, 2012 and November 10, 2012, and will amortized to expense over the period of 18 months.  During the quarter ended June 30, 2011, the Company recognized aggregate stock-based compensation expense in the amount  $585,000 for the above services which is included in general and administrative expenses.

On May 31, 2011, the Company satisfied a  $29,841 accounts payable balance by issuing 64,785 shares of common stock of ecoTECH Energy Group, Inc. to a utility company, based on a stock price of approximately  $0.45 per share. These shares contain an 18 month restriction from the date of issuance.

Stock based compensation expense for the three and six-months ended June 30, 2011 and 2010 and for the period from Inception to June 30, 2011 was  $585,000,  $0,  $585,000,  $14,929,920, and  $25,406,952, respectively.

Foreign Currency Translation

The exchange rates used to translate amounts in Canadian Dollars (“CAD $”) into U.S. Dollars (“US”) for the purposes of preparing the consolidated financial statements were as follows: As of June 30, 2011 and December 31, 2010, the Company used the period-end rates of exchange for assets and liabilities of CAD $1 to US $1.0283 and CAD $1 to US $1.0015, respectively.

For the six months ended June 30, 2011 and 2010, the Company used the period’s average rate of exchange to convert revenues, costs, and expenses of CAD $1 to US $1.0233 and CAD $1 to US $0.9672, respectively.

RELATED PARTY TRANSATIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
RELATED PARTY TRANSATIONS

9         RELATED PARTY TRANSATIONS

Related-Party Payables

Related party payables represent balances in accounts payable that are owed to directors and shareholders. These payables are primarily for unreimbursed travel and entertainment expenses incurred on behalf of the Company. The respective parties have agreed to defer these payables, interest-free, until a time at which the Company has raised sufficient capital.

Accrued Wages

Due to capital restraints, management has deferred certain of their monthly salaries until capital is available. Although there are no employment agreements, the Chief Executive Officer earns  $15,000 per month; The Chief Operating Officer earns  $10,000 per month; the Executive Vice President of Business Development earns  $8,000 per month; the Executive Vice President of Engineering earns  $8,000 per month, and the Vice President of Administration earns  $8,000 per month.

Shareholder Loans

From time to time, the four founding directors loaned money to the Company for general operating capital. These loans are repaid to the respective directors when additional capital is raised. Due to the short-term nature of these loans, the officers/directors agreed that they would not be interest bearing, and are due upon demand. Shareholder loans are included in notes payable to related parties on the accompanying balance sheet. Net proceeds from shareholder loans during the six-months ended June 30, 2011 were  $42,061.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	10 SUBSEQUENT EVENTS Issuances of Stock During July 2011, we sold 5,111 common shares of common stock to one investor for a cash payment of $1,037.